CIK 0001114446

NON-PUBLIC

13FCONP
4/16/07

FOIA CONFIDENTIAL TREATMENT REQUEST

United States
Securities and Exchange Commission
Washington, DC 20549

FORM 13F COVER PAGE

Report for the Quarter Ended: December 31, 2006
Check here if amendment [ ]; Amendment Number:
This Amendment (Check only one):
[ ] is a restatement
[ ] adds new holdings entries

CONFIDENTIAL TREATMENT EXPIRED

Institutional Investment Manager Filing this Report:

Name : UBS AG
Bahnhofstrasse 45
Zurich, Switzerland

13F File Number: 028- 10396

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons signing this Report on behalf of Reporting Manager:

Name: Edward Buscemi
Title: Executive Director
Phone: (212) 821-2870

FOIA CONFIDENTIAL TREATMENT REQUEST

Signature, Place and Date of Signing:

/s/ Edward Buscemi
February 13, 2007
New York City, New York

Name:	Michael Cortese
Title:	Managing Director
Phone:	(212) 821-4739

Signature, Place and Date of Signing:

/s/ Michael Cortese 2/13/07
February 13, 2007
New York City, New York

Report Type (Check only one):

[x] 13F Holdings Report
[ ] 13F Notice
[ ] 13F Combination Report

Report Summary

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 1
Form 13F Information Table Value Total: 151,567.35 (thousands)

List of other included Managers:

UBS AG for UBS Investment Bank and UBS Wealth Management USA, business units of UBS AG.

FOIA CONFIDENTIAL TREATMENT REQUEST

Column 1	Column 2	Column 3	Column 4	Column 5			Column 6	Column 7	Column 8		
Name of Issuer	Title of Class	CUSIP	Value x $1000	Shrs or prn amt	SH/ PRN	Put/ Call	Investment Discretion	Other Managers	Voting authority		
									Sole	Shared	None
ALLIED WASTE IND.	COM NEW	019589308	151,567.35	12,332,590	SH		SOLE		12,332,590		

END